Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 31,170	$ 434
Accounts receivable, net		30
Inventory, net		500
Prepaid expenses and other current assets		398	507
Current assets of discontinued operations		2,596	23,068
Total current assets		34,694	24,009
Goodwill		9,713
Intangible assets		8,900
Non-current assets of discontinued operations		715	21,261
Total assets		54,022	45,270
Current liabilities:
Accounts payable		825	2,067
Accrued expenses and other current liabilities		4,090	669
Long-term debt, current		522	766
Related party debt, current		10,000	4,444
Current liabilities of discontinued operations		9,242	33,303
Total current liabilities		24,679	41,249
Warrant liabilities		996	1,290
Long-term debt, net of current		1	16,047
Non-current liabilities of discontinued operations		257	1,394
Total liabilities		25,933	59,980
Commitments and contingencies (Note 18)
Stockholders’ equity (deficit):
Common Stock, $0.001 par value per share, 35,000,000 and 10,000,000 shares authorized at December 31, 2024 and 2023, respectively,1,952,032 and 113,416 shares issued and outstanding at December 31, 2024 and 2023, respectively	[1]	2
Preferred stock value
Additional paid-in capital		335,400	250,857
Accumulated deficit		(307,313)	(265,567)
Total stockholders’ equity (deficit)		28,089	(14,710)
Total liabilities and stockholders’ equity (deficit)		54,022	45,270
Preferred A Stock
Stockholders’ equity (deficit):
Preferred stock value

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding the reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included in the notes to the consolidated financial statements.